RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 1,028,313			$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Change in fair value of warrant liabilities	(1,191,900)	$ 164,400	$ 1,356,300	(945,300)	616,500	411,000	575,400	1,479,600
Transaction costs allocable to warrant liabilities					4,078
Initial classification of warrant liabilities					1,356,300
Initial classification of ordinary shares subject to possible redemption					132,539,620
Change in value of ordinary shares subject to possible redemption	$ (1,028,320)			(1,291,890)	(321,930)	(9,900)	(234,600)	(1,531,200)
Restatement Of Warrants As Derivative Liabilities | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)				346,594	241,659	401,106	340,800	(51,592)
Initial classification of ordinary shares subject to possible redemption					133,895,920
Change in value of ordinary shares subject to possible redemption				346,590	294,570	401,100	340,800	(51,600)
Restatement Of Warrants As Derivative Liabilities | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)				945,300	(620,578)	(411,000)	(575,400)	(1,479,600)
Change in fair value of warrant liabilities		$ 164,400	$ 1,356,300	(945,300)	616,500	411,000	575,400	1,479,600
Transaction costs allocable to warrant liabilities					4,078
Initial classification of warrant liabilities					1,356,300
Initial classification of ordinary shares subject to possible redemption					(1,356,300)
Change in value of ordinary shares subject to possible redemption				$ 945,300	$ (616,500)	$ (411,000)	$ (575,400)	$ (1,479,600)